Post-Employment Benefits - Additional Information (Detail) - Canada plan [member]	12 Months Ended
Oct. 31, 2021 CAD ($) shares
Disclosure of net defined benefit liability (asset) [line items]
Description of basis used to determine surplus or deficit of multi-employer or state plan	Any deficits determined in the funding valuations must generally be funded over a period not exceeding fifteen years.
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net defined benefit assets and liabilities and net defined benefit expense	92.00%
Number of members in pension plan | shares	66,000
Waiting period for members to join	two-year
Anticipated minimum contributions for 2022	$ 233,000,000
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net defined benefit assets and liabilities and net defined benefit expense	92.00%
Percentage of reimbursement of cost of benefit for eligible employees	100.00%
Anticipated minimum contributions for 2022	$ 28,000,000